Other Payables (Schedule of other payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Employees and payroll accruals	$ 2,471	$ 1,639
Liability in respect of TEVA	417	417
Related parties	307	241
Deferred revenues	63	543
Other	901	780
Other payables	$ 4,159	$ 3,620